Notes Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total notes payable	$ 1,188,034	$ 1,616,030
Less current portion	(401,573)	(1,071,708)
Long-term portion of notes payable	786,461	544,322
Authority Loan No. 1, due August 1, 2018 [Member]
Debt Instrument [Line Items]
Authority Loan	493,373	600,429
Authority Loan No. 2, due August 1, 2018 [Member]
Debt Instrument [Line Items]
Authority Loan	559,661	657,006
Taglich Brothers Note [Member]
Debt Instrument [Line Items]
Total notes payable	0	10,800
Note payable due December 31, 2015 [Member]
Debt Instrument [Line Items]
Total notes payable	$ 135,000	$ 347,795